DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2017
Disclosure of dividends [text block] [Abstract]
Disclosure of dividends [text block]

NOTE 44: DIVIDENDS ON ORDINARY SHARES

The directors have recommended a final dividend, which is subject to approval by the shareholders at the Annual General Meeting, of 2.05 pence per share (2016: 1.7 pence per share; 2015: 1.5 pence per share) representing a total dividend of £1,475 million (2016: £1,212 million; 2015: £1,070 million), which will be paid on 29 May 2018. At 31 December 2016 the directors also recommended a special dividend of 0.5 pence per share (2015: 0.5 pence per share) representing a total dividend of £356 million (2015: £357 million). The financial statements do not reflect recommended dividends.

Dividends paid during the year were as follows:

	2017 pence per share	2016 pence per share	2015 pence per share	2017 £m	2016 £m	2015 £m
Recommended by directors at previous year end:
Final dividend	1.70	1.50	0.75	1,212	1,070	535
Special dividend	0.50	0.50	–	356	357	–
Interim dividend paid in the year	1.00	0.85	0.75	720	607	535
	3.20	2.85	1.50	2,288	2,034	1,070

The cash cost of the dividends paid in the year was £2,284 million (2016: £2,014 million; 2015: £1,070 million), net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

The trustees of the following holdings of Lloyds Banking Group plc shares in relation to employee share schemes retain the right to receive dividends but have chosen to waive their entitlement to the dividends on those shares as indicated: the Lloyds Banking Group Share Incentive Plan (holding at 31 December 2017: 12,414,401 shares, 31 December 2016: 27,898,019 shares, waived rights to all dividends), the HBOS Share Incentive Plan Trust (holding at 31 December 2017: 445,625 shares, 31 December 2016: 445,625 shares, waived rights to all dividends), the Lloyds Banking Group Employee Share Ownership Trust (holding at 31 December 2017: 13,346,132 shares, 31 December 2016: 10,699,978 shares, on which it waived rights to all dividends) and Lloyds Group Holdings (Jersey) Limited (holding at 31 December 2017: 42,846 shares, 31 December 2016: 42,846 shares, waived rights to all but a nominal amount of one penny in total).